Prepaid expenses (Tables)	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Prepaid insurance	1,141	1,841
Other prepaid expenses	123	46
	1,264	1,887